Financial Instruments - Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 16
Ending Balance	435
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	16
Ending Balance	435
Level 3 [member] | Warrants [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	16
Gain recognized within other operating gains, net	419
Ending Balance	$ 435